Commitments and Contingencies - Additional Information (Detail)			9 Months Ended	12 Months Ended
	Sep. 08, 2021 stockholder demand	Oct. 31, 2019 USD ($)	Sep. 30, 2021 USD ($) Satellites satelliteLaunch	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Capital lease arrangements				$ 55,000
Rental expense				3,200,000	$ 2,700,000
Litigation Settlement, Amount Awarded from Other Party		$ 2,500,000
Number of satellite launches | satelliteLaunch			5
Number of satellites | Satellites			10
Long-term purchase committed amount			$ 16,100,000
Launch delay period			365 days
Remanifest effort period			4 months
Payment period after invoice date			15 days
Long-term purchase commitment remaining amount committed			$ 9,400,000
Non-refundable committed amount			2,200,000
Luster V Osprey Technology Acquisition Corp [Member]
Number of demands | demand	6
Number of stockholders | stockholder	6
Loss contingency accrual			$ 700,000
Commitments For Launches [Member]
Capital lease arrangements				$ 8,700	$ 100,000